RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Interest rate on advances	0.00%	0.00%
Notes payable - Related party	$ 68,785	$ 68,785	$ 68,785
Due to related parties	$ 5,293	$ 5,293	$ 5,293
Interest rate	0.00%	0.00%